Share Capital, Share Premium and Reserves	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share Capital, Share Premium and Reserves
15.	Share Capital, Share Premium and Reserves

(a)	Share capital and Share p remium
The Controlling Company is authorized to issue 500,000,000 shares of capital stock (par value
~~W~~
5,000), and as of December 31, 2020 and December 31, 2021, the number of issued common shares is 357,815,700. There have been no changes in the capital stock from January 1, 2020 to December 31, 2021.
The Group’s capital surplus consists of share premium. There have been no changes in share premium from January 1, 2020 to December 31, 2021.

(b)	Reserves
Reserves consist mainly of the following:
Translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.
Other comprehensive income (loss) from associates
The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.
Gain or loss on valuation of derivatives
Gain or loss on valuation of derivatives is the effective portion of the gains or losses from derivatives to which cash flow hedging accounting has been applied.
Reserves as of December
31
,
2020
and
2021
are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Loss on valuation of derivatives	 ~~W~~ 	—	(9,227)
Foreign currency translation differences for foreign operations		(138,667)	566,651
Other comprehensive loss from associates		(24,779)	(20,282)

	~~W~~	(163,446)	537,142

The movement in reserves for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	Loss on valuation of derivatives		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2019	~~W~~	—	(272,474)	(28,494)	(300,968)
Change in reserves		—	94,022	3,925	97,947

December 31, 2019		—	(178,452)	(24,569)	(203,021)

January 1, 2020		—	(178,452)	(24,569)	(203,021)
Change in reserves		—	39,785	(210)	39,575

December 31, 2020		—	(138,667)	(24,779)	(163,446)

January 1, 2021		—	(138,667)	(24,779)	(163,446)
Change in reserves		(9,227)	(705,318	4,497	700,588

December 31, 2021	~~W~~	(9,227)	566,651	(20,282)	537,142

(c)	Dividend
On March 23, 2022, the Controlling Company declared a cash dividends of
~~W~~
232,580
 million (
~~W~~
650 per share) to shareholders of records as December 31, 2021.